UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012

Check here if Amendment [X]; Amendment Number:   1
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eric D. Hovde
Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-14870


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eric D. Hovde
Title:  Individually
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Eric D. Hovde                  Washington, DC                   May 16, 2012
---------------------------------  -------------------------------  ------------
[Signature]                        [City, State]                    [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name
---------------  ----
028-10714        Hovde Capital Advisors LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:             145 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Name                  Form 13F File Number
---   ----                  --------------------
1     Jason Swanson         028-14900


                                                  FORM 13F INFORMATION TABLE


Column 1                       Column 2    Column 3   Column 4           Column 5           Column 6  Column 7      Column 8
------------------------------ ----------- ---------- -------- ----------- ------- -------- --------- --------- -----------------
NAME OF ISSUER                 TITLE OF      CUSIP     VALUE       TOTAL    SH/PRN PUT/CALL INV DISC. OTH MGR   Voting Authority
                                 CLASS                            SHARES
                                                      (x$1000)                                                  SOLE  SHARED NONE
------------------------------ ----------- ---------- -------- ----------- ------- -------- --------- --------- -----------------
AMERISERV FINL INC             COM         03074A102        61      22,400 SH               DEFINED   1         22,400
COMMUNITY PARTNERS BANCORP     COM         204018105        84      14,955 SH               DEFINED   1         14,955